Investment in Associated Companies (Condensed Information Regarding Statement of Financial Position) (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2022	Apr. 30, 2021	Nov. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Current assets				$ 1,061,715	$ 581,593
Non-current assets				2,710,345	3,456,821
Current liabilities				(192,978)	(447,285)
Non-current liabilities				(1,283,164)	(1,310,843)
Non-controlling interests				(697,433)	$ (486,598)
Total impairment loss				$ 929,000		$ 43,505
Qoros [Member]
Disclosure of associates [line items]
Proportion of ownership interest		12.00%
Z I M Member
Disclosure of associates [line items]
Principal place of business				International	International
Proportion of ownership interest	26.00%		28.00%	21.00%	26.00%
Current assets				$ 4,271,600	$ 5,084,865
Non-current assets				7,353,700	4,756,973
Current liabilities				(2,662,200)	(2,756,595)
Non-current liabilities				(3,067,200)	(2,485,714)
Total net assets				5,895,900	4,599,529
Group's share of net assets				1,217,797	1,182,810
Excess cost				138,071	171,402
Total impairment loss				928,809	0	$ (43,505)
Book value of investment				427,059	1,354,212
Investments in associated companies				$ 427,059	$ 1,354,212
Fairview [Member]
Disclosure of associates [line items]
Principal place of business				US
Proportion of ownership interest				25.00%	25.00%
Current assets					$ 107,380
Non-current assets				$ 938,869	986,321
Current liabilities					(136,136)
Non-current liabilities				(400,309)	(591,169)
Total net assets					366,396
Group's share of net assets				117,759	91,599
Excess cost				80,414	81,678
Total impairment loss				0	0
Book value of investment				198,173	173,277
Investments in associated companies				$ 198,173	$ 173,277
Maryland [Member]
Disclosure of associates [line items]
Principal place of business				US
Proportion of ownership interest				25.00%	25.00%
Current assets					$ 26,649
Non-current assets				$ 654,720	669,668
Current liabilities				(73,883)	(37,067)
Non-current liabilities				(320,518)	(356,838)
Total net assets					302,412
Group's share of net assets				83,576	75,603
Excess cost				(14,396)	(14,854)
Total impairment loss				(0)	(0)
Book value of investment				69,180	60,749
Investments in associated companies				$ 69,180	$ 60,749
Shore [Member]
Disclosure of associates [line items]
Principal place of business				US
Proportion of ownership interest				37.50%	37.50%
Current assets				$ 92,808	$ 45,538
Non-current assets				983,576	1,039,153
Current liabilities				(53,619)	(7,904)
Non-current liabilities				(649,860)	(727,037)
Total net assets				372,905	349,750
Group's share of net assets				139,951	131,261
Excess cost				(52,777)	(56,330)
Total impairment loss				(0)	(0)
Book value of investment				87,174	74,931
Investments in associated companies				$ 87,174	$ 74,931
Towantic [Member]
Disclosure of associates [line items]
Principal place of business				US
Proportion of ownership interest				26.00%	26.00%
Current assets				$ 86,698	$ 38,558
Non-current assets				936,268	952,997
Current liabilities				(133,746)	(124,247)
Non-current liabilities				(490,610)	(538,750)
Total net assets				398,610	328,558
Group's share of net assets				103,639	85,425
Excess cost				26,615	26,799
Total impairment loss				0	0
Book value of investment				130,254	112,224
Investments in associated companies				$ 130,254	$ 112,224
Valley [Member]
Disclosure of associates [line items]
Principal place of business				US
Proportion of ownership interest				50.00%	50.00%
Current assets				$ 59,191	$ 35,783
Non-current assets				678,540	705,501
Current liabilities				(542,176)	(85,176)
Non-current liabilities				(6,450)	(537,310)
Total net assets				189,105	118,798
Group's share of net assets				94,553	59,399
Excess cost				(806)	(1,223)
Total impairment loss				(0)	(0)
Book value of investment				93,747	58,176
Investments in associated companies				$ 93,747	$ 58,176
Three Rivers [Member]
Disclosure of associates [line items]
Principal place of business				US
Proportion of ownership interest				10.00%	10.00%
Current assets				$ 32,626	$ 2,997
Non-current assets				1,338,392	949,385
Current liabilities				(47,939)	(20,921)
Non-current liabilities				(820,943)	(708,402)
Total net assets				502,136	223,059
Group's share of net assets				60,609	56,021
Excess cost				8,379	8,379
Total impairment loss				0	0
Book value of investment				68,988	64,400
Investments in associated companies				$ 68,988	$ 64,400